SUPPLEMENT DATED MAY 1, 2006 TO THE
                     FIRST INVESTORS INCOME FUNDS PROSPECTUS

                              CASH MANAGEMENT
                              GOVERNMENT
                              INVESTMENT GRADE
                              FUND FOR INCOME

                              DATED JANUARY 30, 2006




     PLEASE NOTE THAT THIS SUPPLEMENT SUPERSEDES THE PROSPECTUS SUPPLEMENT DATED APRIL 5, 2006 AND THE FOLLOWING INFORMATION PERTAINS TO THE INVESTMENT GRADE FUND.


1. The following sentence is added at the end of the of the first paragraph under "Principal Investment Strategies" under "The Fund in Detail" on page 20:

     The investment grade debt securities held by the Fund may include not only corporate bonds but also securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and mortgage-backed and asset-backed securities.

2. The following sentence is added at the end of the paragraph under "Credit Risk" on page 21:

     The Fund may invest in U.S. government securities that are not backed by the full faith and credit of the U.S. government. These U.S. government securities carry credit risk.

3. The information regarding George V. Ganter in the fourth paragraph on page 29 under the "Fund Management" section is deleted in its entirety and replaced as follows:


     Martin F. Fetherston, CFA, serves as Portfolio Manager for the Investment Grade Fund. Mr. Fetherston also manages another First Investors Fund. Prior to joining FIMCO in 2006, Mr. Fetherston was employed as a Senior Portfolio Manager (2004-2005) and Portfolio Manager (2001-2004) at The Dreyfus Corporation and was Director, Corporate Trading (1997-2001) at The Guardian Life Insurance Company of America.

                       SUPPLEMENT DATED MAY 1, 2006 TO THE
                FIRST INVESTORS INVESTMENT GRADE FUND PROSPECTUS

                                 DATED JANUARY 30, 2006




     PLEASE NOTE THAT THIS SUPPLEMENT SUPERSEDES THE PROSPECTUS SUPPLEMENT DATED APRIL 5, 2006.


1. The following sentence is added at the end of the of the first paragraph under "Principal Investment Strategies" under "The Fund in Detail" on page 8:

     The investment grade debt securities held by the Fund may include not only corporate bonds but also securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and mortgage-backed and asset-backed securities.

2. The following sentence is added at the end of the paragraph under "Credit Risk" on page 9:

     The Fund may invest in U.S. government securities that are not backed by the full faith and credit of the U.S. government. These U.S. government securities carry credit risk.

3. The information regarding George V. Ganter on page 10 under "Who manages the Investment Grade Fund" is deleted in its entirety and replaced with the following:

     Martin F. Fetherston, CFA, serves as Portfolio Manager for the Investment Grade Fund. Mr. Fetherston also manages another First Investors Fund. Prior to joining FIMCO in 2006, Mr. Fetherston was employed as a Senior Portfolio Manager (2004-2005) and Portfolio Manager (2001-2004) at The Dreyfus Corporation and was Director, Corporate Trading (1997-2001) at The Guardian Life Insurance Company of America.